Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	SCOUT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001105128
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 28, 2011
SCOUT STOCK FUND (Prospectus Summary) | SCOUT STOCK FUND | SCOUT STOCK FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBSX
SCOUT MID CAP FUND (Prospectus Summary) | SCOUT MID CAP FUND | SCOUT MID CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBMX
SCOUT SMALL CAP FUND (Prospectus Summary) | SCOUT SMALL CAP FUND | SCOUT SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBHX
SCOUT INTERNATIONAL FUND (Prospectus Summary) | SCOUT INTERNATIONAL FUND | SCOUT INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBWX
SCOUT INTERNATIONAL DISCOVERY FUND (Prospectus Summary) | SCOUT INTERNATIONAL DISCOVERY FUND | SCOUT INTERNATIONAL DISCOVERY FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBDX
SCOUT GLOBAL EQUITY FUND (Prospectus Summary) | SCOUT GLOBAL EQUITY FUND | SCOUT GLOBAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCGLX
SCOUT CORE BOND FUND (Prospectus Summary) | SCOUT CORE BOND FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCCIX
SCOUT CORE BOND FUND (Prospectus Summary) | SCOUT CORE BOND FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCCYX
SCOUT CORE PLUS BOND FUND (Prospectus Summary) | SCOUT CORE PLUS BOND FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCPZX
SCOUT CORE PLUS BOND FUND (Prospectus Summary) | SCOUT CORE PLUS BOND FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCPYX
SCOUT UNCONSTRAINED BOND FUND (Prospectus Summary) | SCOUT UNCONSTRAINED BOND FUND | SCOUT UNCONSTRAINED BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUBFX

SCOUT STOCK FUND (Prospectus Summary) | SCOUT STOCK FUND
SCOUT STOCK FUND SUMMARY
Investment Objectives
The Fund's investment objectives are long-term growth of capital and income.

Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SCOUT STOCK FUND
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Annual Fund Operating Expenses		SCOUT STOCK FUND
Management Fees		0.60%
Distribution (12b-1) Fees		none
Other Expenses		0.33%
Total Annual Fund Operating Expenses		0.93%
Less Advisor's Fee Waiver and/or Expense Assumption	[1]	(0.03%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)		0.90%
[1]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2012 in order to limit the Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses) to no more than 0.90%. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three fiscal years. This expense limitation agreement may not be terminated prior to October 31, 2012 unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated

and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor's contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SCOUT STOCK FUND	92	293	512	1,140

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies
To pursue its objectives, the Fund invests in a diversified portfolio consisting primarily of common stocks. The Fund normally invests at least 80% of its assets in common stocks. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs. Current yield is also a consideration for the

Fund.

How does the Fund choose securities in which to invest? In selecting securities for the Fund, the Advisor initially applies a "top-down" approach, focusing on an analysis of prevailing economic, political and market conditions, and forming an opinion as to which economic sectors or themes have the best prospects in view of those conditions. Once desirable sectors or industries are identified,

the Advisor applies a "bottom-up" fundamental approach that focuses on the fundamental financial characteristics and catalysts of each company being considered for investment. The Fund will generally invest in equity securities that the Advisor believes are undervalued and have above-average ability to increase their earnings, cash flow and dividend streams.

The Advisor seeks to identify and invest in companies with one or more of the following characteristics:

• strong business fundamentals and prospects

• financial strength

• potential for strong and sustainable earnings and revenue growth

• attractive prices in relation to appropriate valuation measures

The Advisor will make judgments based on its analysis of economic or market conditions as to whether to focus more or less on achieving growth of capital through common stock investments than on seeking to earn income by investing a higher percentage of its assets in dividend paying common stocks.

The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible or exchangeable into common stocks, rights,

warrants, and real estate investment trusts ("REITs"). Common stock represents an ownership interest in a company and its value is based on the success of the company's business, any income paid to shareholders, the value of the company's assets, general market conditions and investor demand. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed,

converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

The Fund will invest primarily in securities of U.S. companies, but may invest up to 20% of the portfolio in foreign companies, including those located in developing countries or emerging markets; American Depositary Receipts ("ADRs")

or Global Depositary Receipts ("GDRs"). Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the

Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Main Risks
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance

Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund's equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets,

multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund's portfolio. A value stock is one that trades at an attractive price relative to the company's intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company's value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks: The Fund can utilize a "growth investing style" in choosing securities for the Fund's portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion.

Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

Real Estate Investment Trust Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund,

but also, indirectly, similar expenses of the REITs.

International Investing Risks: International investing poses additional risks.

If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the

United States, sometimes making it harder to sell a security. In addition,

foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore,

information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the

Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year. The table shows how the Fund's average annual returns for 1,

5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. Prior to

April 1, 2005, the Fund was managed in accordance with a different investment strategy. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

During the periods shown in the bar chart above the Fund's highest quarterly return was 14.25% (quarter ended June 30, 2003) and the Fund's lowest quarterly return was -17.86% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2011): -9.11%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SCOUT STOCK FUND	Return Before Taxes	10.74%	3.26%	2.16%
SCOUT STOCK FUND After Taxes on Distributions	Return After Taxes on Distributions	10.68%	2.41%	1.36%
SCOUT STOCK FUND After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.05%	2.78%	1.74%
SCOUT STOCK FUND S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
SCOUT STOCK FUND Lipper Large-Cap Core Funds Index	Lipper Large-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)	12.77%	1.91%	0.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)

plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
SCOUT STOCK FUND (Prospectus Summary) | SCOUT STOCK FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SCOUT STOCK FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objectives are long-term growth of capital and income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses deducted from Fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor's contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its objectives, the Fund invests in a diversified portfolio consisting primarily of common stocks. The Fund normally invests at least 80% of its assets in common stocks. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs. Current yield is also a consideration for the
Fund.

How does the Fund choose securities in which to invest? In selecting securities for the Fund, the Advisor initially applies a "top-down" approach, focusing on an analysis of prevailing economic, political and market conditions, and forming an opinion as to which economic sectors or themes have the best prospects in view of those conditions. Once desirable sectors or industries are identified, the Advisor applies a "bottom-up" fundamental approach that focuses on the fundamental financial characteristics and catalysts of each company being considered for investment. The Fund will generally invest in equity securities that the Advisor believes are undervalued and have above-average ability to increase their earnings, cash flow and dividend streams.

The Advisor seeks to identify and invest in companies with one or more of the following characteristics:

• strong business fundamentals and prospects
• financial strength
• potential for strong and sustainable earnings and revenue growth
• attractive prices in relation to appropriate valuation measures

The Advisor will make judgments based on its analysis of economic or market conditions as to whether to focus more or less on achieving growth of capital through common stock investments than on seeking to earn income by investing a higher percentage of its assets in dividend paying common stocks.

The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible or exchangeable into common stocks, rights, warrants, and real estate investment trusts ("REITs"). Common stock represents an ownership interest in a company and its value is based on the success of the company's business, any income paid to shareholders, the value of the company's assets, general market conditions and investor demand. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

The Fund will invest primarily in securities of U.S. companies, but may invest up to 20% of the portfolio in foreign companies, including those located in developing countries or emerging markets; American Depositary Receipts ("ADRs")
or Global Depositary Receipts ("GDRs"). Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the
Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Risk, Heading	rr_RiskHeading	Main Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance
Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund's equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets, multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund's portfolio. A value stock is one that trades at an attractive price relative to the company's intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company's value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks: The Fund can utilize a "growth investing style" in choosing securities for the Fund's portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion.
Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

Real Estate Investment Trust Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

International Investing Risks: International investing poses additional risks.
If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the
United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the
Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is a risk that you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year. The table shows how the Fund's average annual returns for 1,
5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. Prior to
April 1, 2005, the Fund was managed in accordance with a different investment strategy. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-996-2862
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.scoutfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return as of December 31 of Each Year
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the periods shown in the bar chart above the Fund's highest quarterly return was 14.25% (quarter ended June 30, 2003) and the Fund's lowest quarterly return was -17.86% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2011): -9.11%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
SCOUT STOCK FUND (Prospectus Summary) | SCOUT STOCK FUND | SCOUT STOCK FUND
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return (through September 30, 2011):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.86%)
SCOUT STOCK FUND | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
SCOUT STOCK FUND | Lipper Large-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.76%
SCOUT STOCK FUND | SCOUT STOCK FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Less Advisor's Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	512
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,140
Annual Return 2001	rr_AnnualReturn2001	(8.59%)
Annual Return 2002	rr_AnnualReturn2002	(19.76%)
Annual Return 2003	rr_AnnualReturn2003	24.03%
Annual Return 2004	rr_AnnualReturn2004	5.27%
Annual Return 2005	rr_AnnualReturn2005	10.15%
Annual Return 2006	rr_AnnualReturn2006	11.35%
Annual Return 2007	rr_AnnualReturn2007	11.87%
Annual Return 2008	rr_AnnualReturn2008	(26.80%)
Annual Return 2009	rr_AnnualReturn2009	16.26%
Annual Return 2010	rr_AnnualReturn2010	10.74%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.16%
SCOUT STOCK FUND | SCOUT STOCK FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.36%
SCOUT STOCK FUND | SCOUT STOCK FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.74%

[1]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2012 in order to limit the Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses) to no more than 0.90%. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three fiscal years. This expense limitation agreement may not be terminated prior to October 31, 2012 unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.

SCOUT MID CAP FUND (Prospectus Summary) | SCOUT MID CAP FUND
SCOUT MID CAP FUND SUMMARY
Investment Objective
The Fund's investment objective is long-term growth of capital.

Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SCOUT MID CAP FUND
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed or exchanged within two months of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Annual Fund Operating Expenses		SCOUT MID CAP FUND
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.24%
Total Annual Fund Operating Expenses		1.04%
[1]	"Other expenses" include "Acquired Fund Fees and Expenses," which were less than 0.01% of the average net assets of the Fund.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor's contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SCOUT MID CAP FUND	106	331	574	1,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 195% of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing primarily in common stocks of mid cap companies. Under normal circumstances, at least 80% of the Fund's assets will be invested in mid cap equity securities. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs. Mid cap equity securities are securities issued by companies with market capitalizations

(share price multiplied by the number of shares outstanding), at the time of purchase, between  $1.5 billion and  $17 billion. The Fund maintains a portfolio of investments diversified across companies and economic sectors.

How does the Fund choose securities in which to invest? The Advisor normally invests the Fund's assets in a diversified portfolio of equity securities, which include common stocks, preferred stocks, securities convertible or exchangeable into common stocks, rights, warrants, and real estate investment trusts

("REITs"). The Advisor seeks to invest in the securities of companies that are expected to benefit from macroeconomic or company-specific factors, and that are attractively priced relative to their fundamentals. In making investment decisions, the Advisor may consider fundamental factors such as cash flow,

financial strength, profitability, statistical valuation measures, potential or actual catalysts that could move the share price, accounting practices,

management quality, risk factors such as litigation, the estimated fair value of the company, general economic and industry conditions, and additional information as appropriate.

The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible or exchangeable into common stocks, rights,

warrants, and REITs. Common stock represents an ownership interest in a company and its value is based on the success of the company's business, any income paid to shareholders, the value of the company's assets, general market conditions and investor demand. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged.

Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

The Fund will invest primarily in securities of U.S. companies, but may invest up to 20% of the portfolio in foreign companies, including those located in developing countries or emerging markets; American Depositary Receipts ("ADRs")

or Global Depositary Receipts ("GDRs"). Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the

Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Main Risks
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance

Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund's equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets,

multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Mid Cap Company Risks: The Fund invests primarily in mid cap companies. Generally, mid cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them.

These companies may not have the management experience, financial resources,

product diversification and competitive strengths of larger companies.

Therefore, the securities of mid cap companies are generally more volatile than the securities of larger, more established companies. Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Mid cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying the Fund's investments across different companies and economic sectors.

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund's portfolio. A value stock is one that trades at an attractive price relative to the company's intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company's value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks: The Fund can utilize a "growth investing style" in choosing securities for the Fund's portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion.

Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

Real Estate Investment Trust Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates,

including spreads between long-term and short-term interest rates. By investing in

REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

International Investing Risks: International investing poses additional risks.

If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the

United States, sometimes making it harder to sell a security. In addition,

foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore,

information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the

Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Portfolio Turnover Risks: The Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs, on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund's total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year. The table shows how the Fund's average annual returns for

1-year and since-inception periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

During the periods shown in the bar chart above the Fund's highest quarterly return was 23.58% (quarter ended June 30, 2009) and the Fund's lowest quarterly return was -22.07% (quarter ended September 30, 2008).

Year-to-date return (through September 30, 2011): -6.66%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SCOUT MID CAP FUND	Return Before Taxes	27.89%	10.56%	Oct 31, 2006
SCOUT MID CAP FUND After Taxes on Distributions	Return After Taxes on Distributions	27.01%	9.67%	Oct 31, 2006
SCOUT MID CAP FUND After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	19.28%	8.72%	Oct 31, 2006
SCOUT MID CAP FUND Russell Midcap® Index			2.95%
SCOUT MID CAP FUND Russell Midcap® Index	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	25.48%		Oct 31, 2006
SCOUT MID CAP FUND Lipper Mid-Cap Core Funds Index	Lipper Mid-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)	24.01%	3.79%	Oct 31, 2006

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)

plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
SCOUT MID CAP FUND (Prospectus Summary) | SCOUT MID CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SCOUT MID CAP FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses deducted from Fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 195% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	195.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor's contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing primarily in common stocks of mid cap companies. Under normal circumstances, at least 80% of the Fund's assets will be invested in mid cap equity securities. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs. Mid cap equity securities are securities issued by companies with market capitalizations
(share price multiplied by the number of shares outstanding), at the time of purchase, between  $1.5 billion and  $17 billion. The Fund maintains a portfolio of investments diversified across companies and economic sectors.

How does the Fund choose securities in which to invest? The Advisor normally invests the Fund's assets in a diversified portfolio of equity securities, which include common stocks, preferred stocks, securities convertible or exchangeable into common stocks, rights, warrants, and real estate investment trusts
("REITs"). The Advisor seeks to invest in the securities of companies that are expected to benefit from macroeconomic or company-specific factors, and that are attractively priced relative to their fundamentals. In making investment decisions, the Advisor may consider fundamental factors such as cash flow, financial strength, profitability, statistical valuation measures, potential or actual catalysts that could move the share price, accounting practices, management quality, risk factors such as litigation, the estimated fair value of the company, general economic and industry conditions, and additional information as appropriate.

The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible or exchangeable into common stocks, rights, warrants, and REITs. Common stock represents an ownership interest in a company and its value is based on the success of the company's business, any income paid to shareholders, the value of the company's assets, general market conditions and investor demand. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged.
Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

The Fund will invest primarily in securities of U.S. companies, but may invest up to 20% of the portfolio in foreign companies, including those located in developing countries or emerging markets; American Depositary Receipts ("ADRs")
or Global Depositary Receipts ("GDRs"). Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the
Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Risk, Heading	rr_RiskHeading	Main Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance
Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund's equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets, multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Mid Cap Company Risks: The Fund invests primarily in mid cap companies. Generally, mid cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them.
These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.
Therefore, the securities of mid cap companies are generally more volatile than the securities of larger, more established companies. Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Mid cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying the Fund's investments across different companies and economic sectors.

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund's portfolio. A value stock is one that trades at an attractive price relative to the company's intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company's value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks: The Fund can utilize a "growth investing style" in choosing securities for the Fund's portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion.
Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

Real Estate Investment Trust Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in
REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

International Investing Risks: International investing poses additional risks.
If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the
United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the
Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Portfolio Turnover Risks: The Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs, on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund's total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is a risk that you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year. The table shows how the Fund's average annual returns for
1-year and since-inception periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-996-2862
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.scoutfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return as of December 31 of Each Year
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the periods shown in the bar chart above the Fund's highest quarterly return was 23.58% (quarter ended June 30, 2009) and the Fund's lowest quarterly return was -22.07% (quarter ended September 30, 2008).

Year-to-date return (through September 30, 2011): -6.66%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
SCOUT MID CAP FUND (Prospectus Summary) | SCOUT MID CAP FUND | SCOUT MID CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return (through September 30, 2011):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.07%)
SCOUT MID CAP FUND | Russell Midcap® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2006
SCOUT MID CAP FUND | Lipper Mid-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2006
SCOUT MID CAP FUND | SCOUT MID CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed or exchanged within two months of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Annual Return 2007	rr_AnnualReturn2007	21.94%
Annual Return 2008	rr_AnnualReturn2008	(35.10%)
Annual Return 2009	rr_AnnualReturn2009	47.16%
Annual Return 2010	rr_AnnualReturn2010	27.89%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2006
SCOUT MID CAP FUND | SCOUT MID CAP FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2006
SCOUT MID CAP FUND | SCOUT MID CAP FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2006
SCOUT MID CAP FUND | SCOUT MID CAP FUND | Russell Midcap® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.95%

[1]	"Other expenses" include "Acquired Fund Fees and Expenses," which were less than 0.01% of the average net assets of the Fund.

SCOUT SMALL CAP FUND (Prospectus Summary) | SCOUT SMALL CAP FUND
SCOUT SMALL CAP FUND SUMMARY
Investment Objective
The Fund's investment objective is long-term growth of capital.

Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SCOUT SMALL CAP FUND
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed or exchanged within two months of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Annual Fund Operating Expenses		SCOUT SMALL CAP FUND
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.28%
Total Annual Fund Operating Expenses		1.03%
[1]	"Other expenses" include "Acquired Fund Fees and Expenses," which were less than 0.01% of the average net assets of the Fund.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated

and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SCOUT SMALL CAP FUND	105	328	569	1,259

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in equity securities (mostly common stocks) of small cap companies located anywhere in the United States. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs. Small cap companies are those with a market capitalization of  $3 billion or less at the time of purchase.

How does the Fund choose securities in which to invest? Scout Investments, Inc.

(the "Advisor") normally invests the Fund's assets in a diversified portfolio of equity securities that are selected based upon the Advisor's perception of their above-average potential for long-term growth of capital. The management team searches for companies that it believes are well positioned to benefit from the emergence of long and short-term catalysts for growth. The identified growth catalysts may be long-term and secular (i.e., exhibiting relatively consistent movement over a long period). Or, they may be short-term in nature and associated, for example, with a new product introduction or cycle. Following the identification of well-positioned companies, the management team estimates the fair value of each candidate by assessing: margin structure, growth rate, debt level, and other measures which it believes influence relative stock valuations.

The overall company analysis includes the assessment of the liquidity of each security, sustainability of profit margins, barriers to entry, company management, and free cash flow.

The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible or exchangeable into common stocks, rights,

warrants, and real estate investment trusts ("REITs"). Common stock represents an ownership interest in a company and its value is based on the success of the company's business, any income paid to shareholders, the value of the company's assets, general market conditions and investor demand. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed,

converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

The Fund will invest primarily in securities of U.S. companies, but may invest up to 10% of the portfolio in foreign companies, including those located in developing countries or emerging markets; American Depositary Receipts ("ADRs")

or Global Depositary Receipts ("GDRs"). Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the

Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Main Risks
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance

Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund's equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets,

multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Small Cap Company Risks: The Fund invests primarily in small cap companies. Generally, small cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them.

These companies may not have the management experience, financial resources,

product diversification and competitive strengths of larger companies.

Therefore, the securities of small cap companies are generally more volatile than the securities of larger, more established companies. Investments in the

Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Small cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a small cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying the Fund's investments across different companies and economic sectors.

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund's portfolio. A value stock is one that trades at an attractive price relative to the company's intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company's value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks: The Fund can utilize a "growth investing style" in choosing securities for the Fund's portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion.

Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

Real Estate Investment Trust Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund,

but also, indirectly, similar expenses of the REITs.

International Investing Risks: International investing poses additional risks.

If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the

United States, sometimes making it harder to sell a security. In addition,

foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore,

information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the

Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year. The table shows how the Fund's average annual returns for 1,

5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. Prior to

July 2, 2001, the Fund was managed in accordance with a different investment strategy. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

During the periods shown in the bar chart above the Fund's highest quarterly return was 16.31% (quarter ended June 30, 2009) and the Fund's lowest quarterly return was -24.70% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2011): -16.21%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SCOUT SMALL CAP FUND	Return Before Taxes	20.85%	2.11%	7.11%
SCOUT SMALL CAP FUND After Taxes on Distributions	Return After Taxes on Distributions	20.85%	1.61%	6.17%
SCOUT SMALL CAP FUND After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.55%	1.72%	5.83%
SCOUT SMALL CAP FUND Russell 2000® Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	26.86%	4.47%	6.33%
SCOUT SMALL CAP FUND Lipper Small-Cap Core Funds Index	Lipper Small-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)	25.71%	4.76%	6.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)

plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
SCOUT SMALL CAP FUND (Prospectus Summary) | SCOUT SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SCOUT SMALL CAP FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses deducted from Fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in equity securities (mostly common stocks) of small cap companies located anywhere in the United States. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs. Small cap companies are those with a market capitalization of  $3 billion or less at the time of purchase.

How does the Fund choose securities in which to invest? Scout Investments, Inc.
(the "Advisor") normally invests the Fund's assets in a diversified portfolio of equity securities that are selected based upon the Advisor's perception of their above-average potential for long-term growth of capital. The management team searches for companies that it believes are well positioned to benefit from the emergence of long and short-term catalysts for growth. The identified growth catalysts may be long-term and secular (i.e., exhibiting relatively consistent movement over a long period). Or, they may be short-term in nature and associated, for example, with a new product introduction or cycle. Following the identification of well-positioned companies, the management team estimates the fair value of each candidate by assessing: margin structure, growth rate, debt level, and other measures which it believes influence relative stock valuations.
The overall company analysis includes the assessment of the liquidity of each security, sustainability of profit margins, barriers to entry, company management, and free cash flow.

The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible or exchangeable into common stocks, rights, warrants, and real estate investment trusts ("REITs"). Common stock represents an ownership interest in a company and its value is based on the success of the company's business, any income paid to shareholders, the value of the company's assets, general market conditions and investor demand. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

The Fund will invest primarily in securities of U.S. companies, but may invest up to 10% of the portfolio in foreign companies, including those located in developing countries or emerging markets; American Depositary Receipts ("ADRs")
or Global Depositary Receipts ("GDRs"). Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the
Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Risk, Heading	rr_RiskHeading	Main Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance
Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund's equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets, multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Small Cap Company Risks: The Fund invests primarily in small cap companies. Generally, small cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them.
These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.
Therefore, the securities of small cap companies are generally more volatile than the securities of larger, more established companies. Investments in the
Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Small cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a small cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying the Fund's investments across different companies and economic sectors.

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund's portfolio. A value stock is one that trades at an attractive price relative to the company's intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company's value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks: The Fund can utilize a "growth investing style" in choosing securities for the Fund's portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion.
Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

Real Estate Investment Trust Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

International Investing Risks: International investing poses additional risks.
If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the
United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the
Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is a risk that you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year. The table shows how the Fund's average annual returns for 1,
5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. Prior to
July 2, 2001, the Fund was managed in accordance with a different investment strategy. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-996-2862
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.scoutfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return as of December 31 of Each Year
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the periods shown in the bar chart above the Fund's highest quarterly return was 16.31% (quarter ended June 30, 2009) and the Fund's lowest quarterly return was -24.70% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2011): -16.21%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
SCOUT SMALL CAP FUND (Prospectus Summary) | SCOUT SMALL CAP FUND | SCOUT SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return (through September 30, 2011):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.70%)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
SCOUT SMALL CAP FUND | Russell 2000® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.33%
SCOUT SMALL CAP FUND | Lipper Small-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.95%
SCOUT SMALL CAP FUND | SCOUT SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed or exchanged within two months of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Annual Return 2001	rr_AnnualReturn2001	11.37%
Annual Return 2002	rr_AnnualReturn2002	(11.66%)
Annual Return 2003	rr_AnnualReturn2003	38.16%
Annual Return 2004	rr_AnnualReturn2004	24.73%
Annual Return 2005	rr_AnnualReturn2005	5.60%
Annual Return 2006	rr_AnnualReturn2006	12.07%
Annual Return 2007	rr_AnnualReturn2007	13.32%
Annual Return 2008	rr_AnnualReturn2008	(40.19%)
Annual Return 2009	rr_AnnualReturn2009	20.95%
Annual Return 2010	rr_AnnualReturn2010	20.85%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.11%
SCOUT SMALL CAP FUND | SCOUT SMALL CAP FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.17%
SCOUT SMALL CAP FUND | SCOUT SMALL CAP FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.83%

[1]	"Other expenses" include "Acquired Fund Fees and Expenses," which were less than 0.01% of the average net assets of the Fund.

SCOUT INTERNATIONAL FUND (Prospectus Summary) | SCOUT INTERNATIONAL FUND
SCOUT INTERNATIONAL FUND SUMMARY
Investment Objective
The Fund's investment objectives are long-term growth of capital and income.

Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SCOUT INTERNATIONAL FUND
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed or exchanged within two months of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Annual Fund Operating Expenses		SCOUT INTERNATIONAL FUND
Management Fees		0.71%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.23%
Total Annual Fund Operating Expenses		0.94%
[1]	"Other expenses" include "Acquired Fund Fees and Expenses," which were less than 0.01% of the average net assets of the Fund.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated

and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SCOUT INTERNATIONAL FUND	96	300	520	1,155

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally pursues its objectives by investing in a diversified portfolio consisting primarily of equity securities of established companies either located outside the United States or whose primary business is carried on outside the United States. Equity securities include common stocks and depositary receipts (receipts typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies).

The Fund normally invests at least 80% of its assets in equity securities as described above.

How does the Fund choose securities in which to invest? In selecting securities for the Fund, Scout Investments, Inc. (the "Advisor") first applies a "top-down"

approach, looking at the economic, political and market conditions of the various countries in which the Fund may invest. Securities are also selected based on the Advisor's opinion as to which economic sectors have the best prospects in view of prevailing global, domestic and local economic conditions.

The Fund then primarily invests in securities of seasoned companies that are known for the quality and acceptance of their products or services and for their ability to generate profits and in many cases pay dividends. Seasoned companies are considered to be companies that have been in existence for at least three years.

Among the fundamental macroeconomic factors the Advisor considers are geopolitical issues and macroeconomic issues specific to regions or nations. The

Advisor also considers certain fundamental factors that are company-specific,

including cash flow, financial strength, profitability and potential or actual catalysts that could positively impact share prices. In addition, the Advisor will take country specific accounting systems and legal issues into consideration, as well as whether more than 50% of the company's assets,

personnel, sales or earnings are located outside the United States and therefore whether the company's primary business is carried on outside the United States.

The Advisor believes that the intrinsic worth and consequent value of the stock of most well-managed and successful companies does not usually change rapidly,

even though wide variations in the price may occur. Accordingly, long-term positions in stocks will normally be taken and maintained while the companies'

record and prospects continue to meet with the Advisor's approval.

The Fund intends to diversify investments among industries and among a number of countries throughout the world. In addition, the Fund may invest a substantial portion of its assets (more than 25%) in one or more countries if economic and business conditions warrant such investment. The Fund will invest no more than

20% of its net assets in investments in developing countries or emerging markets.

If the Advisor believes negative economic or market conditions make it more difficult to achieve growth of capital, the Fund may seek to earn income by investing a higher percentage of its assets in dividend-paying stocks. The Fund may also invest a portion of its net assets (up to 20%) in preferred stocks,

high-grade bonds, fixed-income securities convertible or exchangeable into common stocks, or other investments that may provide income, including cash and money market securities. In such cases, the Fund will resume investing primarily in equity securities when conditions warrant.

The Fund may purchase foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to seek to minimize currency value fluctuations. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.

The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. Rather, the Fund's dealings in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. The contracts may be bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in relationship between foreign currencies and the United States dollar.

Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, they may limit any potential gain which may result should the value of such currency increase.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the

Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Main Risks
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance

Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund's equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets,

multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

International Investing Risks: International investing poses additional risks.

If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the

United States, sometimes making it harder to sell a security. In addition,

foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore,

information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets.

Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the

Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year. The table shows how the Fund's average annual returns for 1,

5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling

1-800-996-2862.

Annual Total Return as of December 31 of Each Year

During the periods shown in the bar chart above the Fund's highest quarterly return was 21.57% (quarter ended September 30, 2009) and the Fund's lowest quarterly return was -19.99% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2011): -17.22%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SCOUT INTERNATIONAL FUND	Return Before Taxes	13.17%	6.34%	6.70%
SCOUT INTERNATIONAL FUND After Taxes on Distributions	Return After Taxes on Distributions	13.04%	5.88%	6.36%
SCOUT INTERNATIONAL FUND After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.09%	5.47%	5.85%
SCOUT INTERNATIONAL FUND MSCI EAFE Index-U.S. Dollars (net)	MSCI EAFE Index-U.S. Dollars (net) (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%
SCOUT INTERNATIONAL FUND Lipper International Funds Index	Lipper International Funds Index (reflects no deduction for fees, expenses or taxes)	11.03%	4.02%	4.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)

plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
SCOUT INTERNATIONAL FUND (Prospectus Summary) | SCOUT INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SCOUT INTERNATIONAL FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objectives are long-term growth of capital and income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses deducted from Fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally pursues its objectives by investing in a diversified portfolio consisting primarily of equity securities of established companies either located outside the United States or whose primary business is carried on outside the United States. Equity securities include common stocks and depositary receipts (receipts typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies).
The Fund normally invests at least 80% of its assets in equity securities as described above.

How does the Fund choose securities in which to invest? In selecting securities for the Fund, Scout Investments, Inc. (the "Advisor") first applies a "top-down"
approach, looking at the economic, political and market conditions of the various countries in which the Fund may invest. Securities are also selected based on the Advisor's opinion as to which economic sectors have the best prospects in view of prevailing global, domestic and local economic conditions.
The Fund then primarily invests in securities of seasoned companies that are known for the quality and acceptance of their products or services and for their ability to generate profits and in many cases pay dividends. Seasoned companies are considered to be companies that have been in existence for at least three years.

Among the fundamental macroeconomic factors the Advisor considers are geopolitical issues and macroeconomic issues specific to regions or nations. The
Advisor also considers certain fundamental factors that are company-specific, including cash flow, financial strength, profitability and potential or actual catalysts that could positively impact share prices. In addition, the Advisor will take country specific accounting systems and legal issues into consideration, as well as whether more than 50% of the company's assets, personnel, sales or earnings are located outside the United States and therefore whether the company's primary business is carried on outside the United States.

The Advisor believes that the intrinsic worth and consequent value of the stock of most well-managed and successful companies does not usually change rapidly, even though wide variations in the price may occur. Accordingly, long-term positions in stocks will normally be taken and maintained while the companies'
record and prospects continue to meet with the Advisor's approval.

The Fund intends to diversify investments among industries and among a number of countries throughout the world. In addition, the Fund may invest a substantial portion of its assets (more than 25%) in one or more countries if economic and business conditions warrant such investment. The Fund will invest no more than
20% of its net assets in investments in developing countries or emerging markets.

If the Advisor believes negative economic or market conditions make it more difficult to achieve growth of capital, the Fund may seek to earn income by investing a higher percentage of its assets in dividend-paying stocks. The Fund may also invest a portion of its net assets (up to 20%) in preferred stocks, high-grade bonds, fixed-income securities convertible or exchangeable into common stocks, or other investments that may provide income, including cash and money market securities. In such cases, the Fund will resume investing primarily in equity securities when conditions warrant.

The Fund may purchase foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to seek to minimize currency value fluctuations. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.

The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. Rather, the Fund's dealings in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. The contracts may be bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in relationship between foreign currencies and the United States dollar.
Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, they may limit any potential gain which may result should the value of such currency increase.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the
Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Risk, Heading	rr_RiskHeading	Main Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance
Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund's equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets, multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

International Investing Risks: International investing poses additional risks.
If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the
United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets.
Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the
Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is a risk that you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year. The table shows how the Fund's average annual returns for 1,
5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling
1-800-996-2862.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-996-2862
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.scoutfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return as of December 31 of Each Year
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the periods shown in the bar chart above the Fund's highest quarterly return was 21.57% (quarter ended September 30, 2009) and the Fund's lowest quarterly return was -19.99% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2011): -17.22%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
SCOUT INTERNATIONAL FUND (Prospectus Summary) | SCOUT INTERNATIONAL FUND | SCOUT INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return (through September 30, 2011):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.99%)
SCOUT INTERNATIONAL FUND | MSCI EAFE Index-U.S. Dollars (net)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index-U.S. Dollars (net) (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
SCOUT INTERNATIONAL FUND | Lipper International Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper International Funds Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.68%
SCOUT INTERNATIONAL FUND | SCOUT INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed or exchanged within two months of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Annual Return 2001	rr_AnnualReturn2001	(11.00%)
Annual Return 2002	rr_AnnualReturn2002	(15.85%)
Annual Return 2003	rr_AnnualReturn2003	33.10%
Annual Return 2004	rr_AnnualReturn2004	18.02%
Annual Return 2005	rr_AnnualReturn2005	19.58%
Annual Return 2006	rr_AnnualReturn2006	21.51%
Annual Return 2007	rr_AnnualReturn2007	17.80%
Annual Return 2008	rr_AnnualReturn2008	(38.06%)
Annual Return 2009	rr_AnnualReturn2009	35.54%
Annual Return 2010	rr_AnnualReturn2010	13.17%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.70%
SCOUT INTERNATIONAL FUND | SCOUT INTERNATIONAL FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.36%
SCOUT INTERNATIONAL FUND | SCOUT INTERNATIONAL FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.85%

[1]	"Other expenses" include "Acquired Fund Fees and Expenses," which were less than 0.01% of the average net assets of the Fund.

SCOUT INTERNATIONAL DISCOVERY FUND (Prospectus Summary) | SCOUT INTERNATIONAL DISCOVERY FUND
SCOUT INTERNATIONAL DISCOVERY FUND SUMMARY
Investment Objectives
The Fund's investment objective is long-term growth of capital.

Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SCOUT INTERNATIONAL DISCOVERY FUND
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed or exchanged within two months of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Annual Fund Operating Expenses		SCOUT INTERNATIONAL DISCOVERY FUND
Management Fees		0.95%
Distribution (12b-1) Fees		none
Other Expenses		0.73%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.69%
Less Advisor's Fee Waiver and/or Expense Assumption	[2]	(0.08%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	[3]	1.61%
[1]	"Acquired Fund Fees and Expenses" are the amount of the Fund's proportionate share of the fees and expenses of other investment companies that the Fund indirectly pays as a result of its investment in the investment companies.
[2]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2012 in order to limit the Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses) to no more than 1.60%. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three fiscal years. This expense limitation agreement may not be terminated prior to October 31, 2012 unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.
[3]	"Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)" do not correlate to the ratio of expenses to average net assets for the most recent fiscal year in the Financial Highlights table in this Prospectus and in the Fund's most recent Annual Report because the latter reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated

and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor's contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SCOUT INTERNATIONAL DISCOVERY FUND	164	525	910	1,991

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing, under normal circumstances,

primarily in equity securities (mostly common stocks) of smaller and mid-sized companies that are either located outside the United States or whose primary business is carried on outside the United States. Smaller and mid-sized companies are companies with market capitalization (share price multiplied by number of shares outstanding), at the time of purchase, between  $500 million and

 $17 billion. The equity securities in which the Fund invests include common stocks, depositary receipts (receipts typically issued by banks or trust companies representing ownership of equity securities issued by foreign companies), rights, warrants, and securities convertible into common stocks. The

Fund normally invests at least 80% of its net assets in equity securities.

How does the Fund choose securities in which to invest? In selecting securities for the Fund, the Advisor applies a "top down" approach, looking at the economic, political and market conditions of the various countries in which the

Fund may invest. Securities are also selected based on the Advisor's opinion as to which economic sectors have the best prospects in view of prevailing global,

domestic and local economic conditions. The Fund invests in a diversified portfolio of equity securities which, in the opinion of the Advisor, offer good growth potential because they are expected to benefit from certain macroeconomic or company-specific factors. The Fund then also seeks to invest in securities that are attractively priced relative to their fundamental characteristics.

Among the fundamental macroeconomic factors the Advisor considers are geopolitical issues and macroeconomic issues specific to regions or nations. The

Advisor also considers certain fundamental factors that are company-specific,

including cash flow, financial strength, profitability and potential or actual catalysts that could positively impact share prices. The Fund primarily seeks to invest in securities of companies that are known for the quality and acceptance of their products or services and for their ability to generate profits. In addition, the Advisor will take country specific accounting systems and legal issues into consideration, as well as whether more than 50% of the company's assets, personnel, sales or earnings are located outside the United States, and therefore whether the company's primary business is carried on outside the

United States.

The Fund's Advisor believes the intrinsic worth and consequent value of the stock of most well-managed and successful companies does not usually change rapidly, even though wide variations in stock prices may occur. Accordingly,

the Fund normally takes long-term positions in stocks and maintains the positions while the companies' record and prospects continue to meet with the Advisor's approval. However, because smaller and mid-sized companies are generally less seasoned than larger companies, they may experience greater volatility with regard to their fundamentals than larger companies, which could result in higher portfolio turnover for the Fund.

The Fund intends to diversify investments among a number of countries throughout the world. In addition, the Fund may invest a substantial portion of its assets

(more than 25%) in one or more countries if economic and business conditions warrant such investment. The Fund will invest no more than 20% of its net assets in investments in developing countries or emerging markets.

The Fund may purchase foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. Rather, the Fund's dealings in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. The contracts may be bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in relationship between foreign currencies and the United States dollar. Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, they may limit any potential gain which may result should the value of such currency increase.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the

Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Main Risks
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance

Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund's equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets,

multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Mid Cap and Small Cap Company Risks: The Fund invests primarily in small and mid cap companies. Generally, mid cap and small cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience,

financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid cap and small cap companies are generally more volatile than the securities of larger, more established companies. Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Mid cap and small cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid cap or small cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying the Fund's investments across different companies and economic sectors.

International Investing Risks: International investing poses additional risks.

If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the

United States, sometimes making it harder to sell a security. In addition,

foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore,

information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the

Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Portfolio Turnover Risks: The Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs, on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund's total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year. The table shows how the Fund's average annual returns for

1-year and since inception periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

During the periods shown in the bar chart above the Fund's highest quarterly return was 23.18% (quarter ended June 30, 2009) and the Fund's lowest quarterly return was -19.40% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2011): -13.04%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SCOUT INTERNATIONAL DISCOVERY FUND	Return Before Taxes	16.41%	0.07%	Dec 31, 2007
SCOUT INTERNATIONAL DISCOVERY FUND After Taxes on Distributions	Return After Taxes on Distributions	16.62%	(0.12%)	Dec 31, 2007
SCOUT INTERNATIONAL DISCOVERY FUND After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	10.98%	none	Dec 31, 2007
SCOUT INTERNATIONAL DISCOVERY FUND MSCI EAFE SMID Index-U.S. Dollars (net)	MSCI EAFE SMID Index-U.S. Dollars (net) (reflects no deduction for fees, expenses or taxes)	17.37%	(3.86%)	Dec 31, 2007
SCOUT INTERNATIONAL DISCOVERY FUND Lipper International Small/Mid-Cap Core Funds Index	Lipper International Small/Mid-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)	22.71%	0.67%	Dec 31, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)

plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
SCOUT INTERNATIONAL DISCOVERY FUND (Prospectus Summary) | SCOUT INTERNATIONAL DISCOVERY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SCOUT INTERNATIONAL DISCOVERY FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses deducted from Fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated
and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor's contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing, under normal circumstances, primarily in equity securities (mostly common stocks) of smaller and mid-sized companies that are either located outside the United States or whose primary business is carried on outside the United States. Smaller and mid-sized companies are companies with market capitalization (share price multiplied by number of shares outstanding), at the time of purchase, between  $500 million and
 $17 billion. The equity securities in which the Fund invests include common stocks, depositary receipts (receipts typically issued by banks or trust companies representing ownership of equity securities issued by foreign companies), rights, warrants, and securities convertible into common stocks. The
Fund normally invests at least 80% of its net assets in equity securities.

How does the Fund choose securities in which to invest? In selecting securities for the Fund, the Advisor applies a "top down" approach, looking at the economic, political and market conditions of the various countries in which the
Fund may invest. Securities are also selected based on the Advisor's opinion as to which economic sectors have the best prospects in view of prevailing global, domestic and local economic conditions. The Fund invests in a diversified portfolio of equity securities which, in the opinion of the Advisor, offer good growth potential because they are expected to benefit from certain macroeconomic or company-specific factors. The Fund then also seeks to invest in securities that are attractively priced relative to their fundamental characteristics.

Among the fundamental macroeconomic factors the Advisor considers are geopolitical issues and macroeconomic issues specific to regions or nations. The
Advisor also considers certain fundamental factors that are company-specific, including cash flow, financial strength, profitability and potential or actual catalysts that could positively impact share prices. The Fund primarily seeks to invest in securities of companies that are known for the quality and acceptance of their products or services and for their ability to generate profits. In addition, the Advisor will take country specific accounting systems and legal issues into consideration, as well as whether more than 50% of the company's assets, personnel, sales or earnings are located outside the United States, and therefore whether the company's primary business is carried on outside the
United States.

The Fund's Advisor believes the intrinsic worth and consequent value of the stock of most well-managed and successful companies does not usually change rapidly, even though wide variations in stock prices may occur. Accordingly, the Fund normally takes long-term positions in stocks and maintains the positions while the companies' record and prospects continue to meet with the Advisor's approval. However, because smaller and mid-sized companies are generally less seasoned than larger companies, they may experience greater volatility with regard to their fundamentals than larger companies, which could result in higher portfolio turnover for the Fund.

The Fund intends to diversify investments among a number of countries throughout the world. In addition, the Fund may invest a substantial portion of its assets
(more than 25%) in one or more countries if economic and business conditions warrant such investment. The Fund will invest no more than 20% of its net assets in investments in developing countries or emerging markets.

The Fund may purchase foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions.
A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. Rather, the Fund's dealings in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. The contracts may be bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in relationship between foreign currencies and the United States dollar. Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, they may limit any potential gain which may result should the value of such currency increase.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the
Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Risk, Heading	rr_RiskHeading	Main Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance
Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund's equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets, multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Mid Cap and Small Cap Company Risks: The Fund invests primarily in small and mid cap companies. Generally, mid cap and small cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid cap and small cap companies are generally more volatile than the securities of larger, more established companies. Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Mid cap and small cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid cap or small cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying the Fund's investments across different companies and economic sectors.

International Investing Risks: International investing poses additional risks.
If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the
United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the
Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Portfolio Turnover Risks: The Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs, on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund's total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is a risk that you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year. The table shows how the Fund's average annual returns for
1-year and since inception periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-996-2862
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.scoutfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return as of December 31 of Each Year
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the periods shown in the bar chart above the Fund's highest quarterly return was 23.18% (quarter ended June 30, 2009) and the Fund's lowest quarterly return was -19.40% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2011): -13.04%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
SCOUT INTERNATIONAL DISCOVERY FUND (Prospectus Summary) | SCOUT INTERNATIONAL DISCOVERY FUND | SCOUT INTERNATIONAL DISCOVERY FUND
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return (through September 30, 2011):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.40%)
SCOUT INTERNATIONAL DISCOVERY FUND | MSCI EAFE SMID Index-U.S. Dollars (net)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE SMID Index-U.S. Dollars (net) (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.86%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
SCOUT INTERNATIONAL DISCOVERY FUND | Lipper International Small/Mid-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper International Small/Mid-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
SCOUT INTERNATIONAL DISCOVERY FUND | SCOUT INTERNATIONAL DISCOVERY FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed or exchanged within two months of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Less Advisor's Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	1.61%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	525
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	910
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,991
Annual Return 2008	rr_AnnualReturn2008	(34.71%)
Annual Return 2009	rr_AnnualReturn2009	31.83%
Annual Return 2010	rr_AnnualReturn2010	16.41%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
SCOUT INTERNATIONAL DISCOVERY FUND | SCOUT INTERNATIONAL DISCOVERY FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.12%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
SCOUT INTERNATIONAL DISCOVERY FUND | SCOUT INTERNATIONAL DISCOVERY FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007

[1]	"Acquired Fund Fees and Expenses" are the amount of the Fund's proportionate share of the fees and expenses of other investment companies that the Fund indirectly pays as a result of its investment in the investment companies.
[2]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2012 in order to limit the Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses) to no more than 1.60%. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three fiscal years. This expense limitation agreement may not be terminated prior to October 31, 2012 unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.
[3]	"Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)" do not correlate to the ratio of expenses to average net assets for the most recent fiscal year in the Financial Highlights table in this Prospectus and in the Fund's most recent Annual Report because the latter reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."

SCOUT GLOBAL EQUITY FUND (Prospectus Summary) | SCOUT GLOBAL EQUITY FUND
SCOUT GLOBAL EQUITY FUND SUMMARY
Investment Objective
The Fund's investment objective is long-term growth of capital.

Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SCOUT GLOBAL EQUITY FUND
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed or exchanged within two months of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Annual Fund Operating Expenses		SCOUT GLOBAL EQUITY FUND
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses	[1]	2.15%
Total Annual Fund Operating Expenses		2.95%
Less Advisor's Fee Waiver and/or Expense Assumption	[2]	(1.55%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)		1.40%
[1]	"Other Expenses" are based on the estimated amounts for the initial fiscal year.
[2]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2012 in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) before taking into account any acquired fund fees and expenses to no more than 1.40%. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This expense limitation agreement may not be terminated prior to October 31, 2012 unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor's contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
SCOUT GLOBAL EQUITY FUND	143	766

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance.

Principal Investment Strategies
The Fund pursues its objective by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs.

The Fund intends to invest its assets in investments that are tied economically to a number of countries throughout the world. However, the Fund may from time to time emphasize its investments in U.S. equity securities. Under normal circumstances, the Fund will invest in issuers located in at least three different countries (one of which may be the U.S.). The Fund may achieve global exposure through investments in U.S. companies that have global operations. Although the Advisor will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

How does the Fund choose securities in which to invest? The Advisor will make judgments based on its analysis of economic and market conditions around the world, as to whether to focus the Fund's investments more or less in certain countries or regions, or in larger, mid-sized, or smaller companies. In selecting securities for the Fund, the Advisor initially applies a "top-down"

approach, focusing on an analysis of prevailing economic, political and market conditions in the United States and abroad, and forms an opinion as to which countries or regions and economic sectors have the best prospects in view of those conditions. Once desirable sectors or industries are identified, the

Advisor applies a "bottom-up" fundamental approach that focuses on the fundamental financial characteristics and condition of each company being considered for investment. This investment process results in the implementation of a portfolio of select ideas from the Advisor's international equity strategies and small, mid and large cap domestic equity strategies.

Mutual funds generally emphasize either "growth" or "value" styles of investing. Growth funds seek to invest in companies that exhibit faster-than-average growth in revenues and earnings, appealing to investors who are willing to accept more volatility in hopes of a greater increase in share price. Value funds invest in companies that appear under priced according to certain financial measurements of their intrinsic worth or business prospects,

such as low P/E (price-to-earnings) and P/S (price-to-sales) ratios. Value funds appeal to investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations. The Fund may invest in both "growth" and "value" companies without favoring either investment approach.

The equity securities in which the Fund invests include common stocks,

depositary receipts, preferred stocks, securities convertible or exchangeable into common stocks, rights, warrants and real estate investment trusts ("REITs").

Common stock represents an ownership interest in a company and its value is based on the success of the company's business, any income paid to shareholders,

the value of the company's assets, general market conditions and investor demand.

Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

The Fund may purchase foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to seek to minimize currency value fluctuations. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.

The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. Rather, the Fund's dealings in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. The contracts may be bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in relationship between foreign currencies and the United States dollar. Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, they may limit any potential gain which may result should the value of such currency increase.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the

Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Main Risks
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance

Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund's equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets,

multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund's portfolio. A value stock is one that trades at an attractive price relative to the company's intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company's value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks: The Fund can utilize a "growth investing style" in choosing securities for the Fund's portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

Mid Cap and Small Cap Company Risks: The Fund may invest in mid and small cap companies. Generally, mid cap and small cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience,

financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid cap and small cap companies are generally more volatile than the securities of larger, more established companies. Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Mid cap and small cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid cap or small cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying the Fund's investments across different companies and economic sectors.

International Investing Risks: International investing poses additional risks. If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the

United States, sometimes making it harder to sell a security. In addition,

foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore,

information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the

Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Real Estate Investment Trust Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund,

but also, indirectly, similar expenses of the REITs.

Portfolio Turnover Risks: The Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs, on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund's total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance
There is no performance information presented for the Fund because the Fund recently commenced investment operations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
SCOUT GLOBAL EQUITY FUND (Prospectus Summary) | SCOUT GLOBAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SCOUT GLOBAL EQUITY FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses deducted from Fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on the estimated amounts for the initial fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor's contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs.

The Fund intends to invest its assets in investments that are tied economically to a number of countries throughout the world. However, the Fund may from time to time emphasize its investments in U.S. equity securities. Under normal circumstances, the Fund will invest in issuers located in at least three different countries (one of which may be the U.S.). The Fund may achieve global exposure through investments in U.S. companies that have global operations. Although the Advisor will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

How does the Fund choose securities in which to invest? The Advisor will make judgments based on its analysis of economic and market conditions around the world, as to whether to focus the Fund's investments more or less in certain countries or regions, or in larger, mid-sized, or smaller companies. In selecting securities for the Fund, the Advisor initially applies a "top-down"
approach, focusing on an analysis of prevailing economic, political and market conditions in the United States and abroad, and forms an opinion as to which countries or regions and economic sectors have the best prospects in view of those conditions. Once desirable sectors or industries are identified, the
Advisor applies a "bottom-up" fundamental approach that focuses on the fundamental financial characteristics and condition of each company being considered for investment. This investment process results in the implementation of a portfolio of select ideas from the Advisor's international equity strategies and small, mid and large cap domestic equity strategies.

Mutual funds generally emphasize either "growth" or "value" styles of investing. Growth funds seek to invest in companies that exhibit faster-than-average growth in revenues and earnings, appealing to investors who are willing to accept more volatility in hopes of a greater increase in share price. Value funds invest in companies that appear under priced according to certain financial measurements of their intrinsic worth or business prospects, such as low P/E (price-to-earnings) and P/S (price-to-sales) ratios. Value funds appeal to investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations. The Fund may invest in both "growth" and "value" companies without favoring either investment approach.

The equity securities in which the Fund invests include common stocks, depositary receipts, preferred stocks, securities convertible or exchangeable into common stocks, rights, warrants and real estate investment trusts ("REITs").
Common stock represents an ownership interest in a company and its value is based on the success of the company's business, any income paid to shareholders, the value of the company's assets, general market conditions and investor demand.
Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

The Fund may purchase foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to seek to minimize currency value fluctuations. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.

The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. Rather, the Fund's dealings in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. The contracts may be bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in relationship between foreign currencies and the United States dollar. Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, they may limit any potential gain which may result should the value of such currency increase.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the
Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Risk, Heading	rr_RiskHeading	Main Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance
Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund's equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets, multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund's portfolio. A value stock is one that trades at an attractive price relative to the company's intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company's value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks: The Fund can utilize a "growth investing style" in choosing securities for the Fund's portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

Mid Cap and Small Cap Company Risks: The Fund may invest in mid and small cap companies. Generally, mid cap and small cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid cap and small cap companies are generally more volatile than the securities of larger, more established companies. Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Mid cap and small cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid cap or small cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying the Fund's investments across different companies and economic sectors.

International Investing Risks: International investing poses additional risks. If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the
United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the
Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Real Estate Investment Trust Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Portfolio Turnover Risks: The Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs, on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund's total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is a risk that you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
There is no performance information presented for the Fund because the Fund recently commenced investment operations.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund recently commenced investment operations.
SCOUT GLOBAL EQUITY FUND (Prospectus Summary) | SCOUT GLOBAL EQUITY FUND | SCOUT GLOBAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
SCOUT GLOBAL EQUITY FUND | SCOUT GLOBAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed or exchanged within two months of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.95%
Less Advisor's Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(1.55%)	[2]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	766

[1]	"Other Expenses" are based on the estimated amounts for the initial fiscal year.
[2]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2012 in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) before taking into account any acquired fund fees and expenses to no more than 1.40%. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This expense limitation agreement may not be terminated prior to October 31, 2012 unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.

SCOUT CORE BOND FUND (Prospectus Summary) | SCOUT CORE BOND FUND
SCOUT CORE BOND FUND SUMMARY
Investment Objective
The Fund's investment objective is a high level of total return consistent with the preservation of capital.

Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SCOUT CORE BOND FUND (USD $)	Institutional Class	Class Y
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Annual Fund Operating Expenses SCOUT CORE BOND FUND		Institutional Class		Class Y
Management Fees		0.40%		0.40%
Distribution (12b-1) Fees		none		0.25%
Other Expenses		0.24%		0.39%	[1]
Total Annual Fund Operating Expenses		0.64%		1.04%	[1]
Less Advisor's Fee Waiver and/or Expense Assumption	[3]	(0.24%)	[2]	(0.24%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)		0.40%	[2]	0.80%
[1]	"Other Expenses" for Class Y shares include a shareholder servicing fee of 0.15%. "Other Expenses" for Class Y shares have been restated to reflect the anticipated changes in such expenses in light of the Fund's current fee and expense structure.
[2]	"Less Advisor's Fee Waiver and/or Expense Assumption" and "Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)" for Institutional Class shares have been restated to reflect the anticipated changes in such figures in light of the Fund's current expense limitation agreement.
[3]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to waive advisory fees and/or assume certain fund expenses through April 21, 2013 in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) before taking into account any Rule 12b-1 fees, shareholder servicing fees or acquired fund fees and expenses to no more than 0.40%. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This expense limitation agreement may not be terminated prior to April 21, 2013 unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please note that only the first two years in the example reflect the effect of the Advisor's contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example SCOUT CORE BOND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	41	169	322	767
Class Y	82	296	542	1,247

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 564% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in bonds of varying maturities, including mortgage and asset-backed securities. The Fund invests primarily in investment grade bonds. Investment grade bonds include bonds rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by Standard &

Poor's ("S&P"). All securities will be U.S. dollar denominated although they may be securities of foreign issuers.

The Advisor attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market. The

Advisor first establishes the portfolio's duration, or interest rate sensitivity. The Advisor determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less the Advisor's estimate of inflation) to historical real interest rates. If the current real rate is higher than historical norms, the market is considered undervalued and the Advisor will manage the portfolio with duration greater than the market duration. In general, securities with longer maturities are more sensitive to interest rate changes. If the current real rate is less than historical norms, the market is considered overvalued and the

Advisor will run a defensive portfolio by managing the portfolio with duration less than the market duration. The Advisor normally structures the Fund so that the overall portfolio has a duration of between two and seven years based on market conditions.

The Advisor then considers sector exposures. Sector exposure decisions are made on both a top-down and bottom-up basis. A bottom-up issue selection process is the major determinant of sector exposure, as the availability of attractive securities in each sector determines their underweighting or overweighting in the Fund subject to sector exposure constraints. However, for the more generic holdings in the Fund, such as agency notes and pass-through mortgage backed securities, top-down considerations will drive the sector allocation process on the basis of overall measurements of sector value such as yield spreads or price levels.

Once the Advisor has determined an overall market strategy, the Advisor selects the most attractive bonds for the Fund. The portfolio managers screen hundreds of bonds to determine how each will perform in various interest rate environments.

The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis.

The portfolio managers compare these investment opportunities and assemble the

Fund's portfolio from the best available values. The Advisor constantly monitors the expected returns of the securities in the Fund versus those available in the market and of other securities the firm is considering for purchase. The Advisor's strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the Fund's portfolio turnover rate will vary from year to year depending on market conditions.

The Fund may also invest in credit default swap agreements, which may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products. These derivatives may be used to enhance

Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the Fund invests in may provide investment grade fixed income exposure.

Main Risks
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance

Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular geographic regions or particular industries. If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility,

reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Bond Risks: The Fund's investments are subject to the risks inherent in individual bond selections. Yields and principal values of debt securities

(bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond. Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

Maturity Risks: The Fund will invest in bonds of varying maturities. Generally,

the longer a bond's maturity, the greater the risk. Conversely, the shorter a bond's maturity, the lower the risk.

Credit Risks: Credit risk is the risk that an issuer will default on a security by failing to pay interest or principal when due.

Credit Ratings Risks: Ratings by nationally recognized ratings agencies generally represent the agencies' opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks: The Fund's income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks: Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Portfolio Turnover Risks: When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund's return.

Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Valuation Risks: The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the

Fund's Board of Trustees. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Credit Default Swap Risks: Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

Leverage Risks Associated with Financial Instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year. The table shows how the Fund's average annual returns for 1,

5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

The Frontegra Columbus Core Fund was reorganized into the Fund after the close of business on April 21, 2011. Based on an analysis of the attributes of the funds, the historical performance and financial history of the Frontegra

Columbus Core Fund was adopted by the Fund. Therefore, performance information for periods prior to the close of business on April 21, 2011 is that of the

Frontegra Columbus Core Fund. There is no performance information quoted for

Class Y shares of the Fund as Class Y shares were not offered for sale to the public prior to the close of business on April 21, 2011.

Annual Total Return for Institutional Class Shares as of December 31 of Each Year

During the periods shown in the bar chart above the Fund's highest quarterly return was 20.71% (quarter ended June 30, 2009) and the Fund's lowest quarterly return was -3.90% (quarter ended September 30, 2008).

Year-to-date return (through September 30, 2011): 5.37%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns SCOUT CORE BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Return Before Taxes		7.48%	7.78%	6.51%	Feb 23, 2001
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions		6.40%	5.95%	4.72%	Feb 23, 2001
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		4.85%	5.56%	4.50%	Feb 23, 2001
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	6.54%	5.80%	5.84%	Feb 23, 2001
Barclays Capital 1-5 Year Govt./Credit Index	Barclays Capital 1-5 Year Govt./Credit Index (reflects no deduction for fees, expenses or taxes)	[1]	4.08%	5.05%	4.88%	Feb 23, 2001
Lipper Intermediate Investment Grade Funds Index	Lipper Intermediate Investment Grade Funds Index (reflects no deduction for fees, expenses or taxes)		8.62%	5.44%	5.44%	Feb 23, 2001
[1]	In connection with the reorganization of the Frontegra Columbus Core Fund into the Fund, the Fund changed its primary benchmark to the Barclays Capital U.S.Aggregate Bond Index from the Barclays Capital 1-5 Year Govt./Credit Index. The Barclays Capital U.S. Aggregate Bond Index, which has been the long-standing benchmark index for the Fund's total return investment strategy, represents the securities of the U.S. dollar-denominated investment grade bond market, and is widely used as a reference benchmark for bond market performance. The Fund'sold benchmark index, the Barclays Capital 1-5 Year Govt./Credit Index, was an appropriate benchmark for a fund that seeks income from investing in high-quality, short-term fixed income securities, which was the Fund's priorinvestment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)

plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
SCOUT CORE BOND FUND (Prospectus Summary) | SCOUT CORE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SCOUT CORE BOND FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is a high level of total return consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses deducted from Fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 564% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	564.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please note that only the first two years in the example reflect the effect of the Advisor's contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its assets in bonds of varying maturities, including mortgage and asset-backed securities. The Fund invests primarily in investment grade bonds. Investment grade bonds include bonds rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by Standard &
Poor's ("S&P"). All securities will be U.S. dollar denominated although they may be securities of foreign issuers.

The Advisor attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market. The
Advisor first establishes the portfolio's duration, or interest rate sensitivity. The Advisor determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less the Advisor's estimate of inflation) to historical real interest rates. If the current real rate is higher than historical norms, the market is considered undervalued and the Advisor will manage the portfolio with duration greater than the market duration. In general, securities with longer maturities are more sensitive to interest rate changes. If the current real rate is less than historical norms, the market is considered overvalued and the
Advisor will run a defensive portfolio by managing the portfolio with duration less than the market duration. The Advisor normally structures the Fund so that the overall portfolio has a duration of between two and seven years based on market conditions.

The Advisor then considers sector exposures. Sector exposure decisions are made on both a top-down and bottom-up basis. A bottom-up issue selection process is the major determinant of sector exposure, as the availability of attractive securities in each sector determines their underweighting or overweighting in the Fund subject to sector exposure constraints. However, for the more generic holdings in the Fund, such as agency notes and pass-through mortgage backed securities, top-down considerations will drive the sector allocation process on the basis of overall measurements of sector value such as yield spreads or price levels.

Once the Advisor has determined an overall market strategy, the Advisor selects the most attractive bonds for the Fund. The portfolio managers screen hundreds of bonds to determine how each will perform in various interest rate environments.
The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis.
The portfolio managers compare these investment opportunities and assemble the
Fund's portfolio from the best available values. The Advisor constantly monitors the expected returns of the securities in the Fund versus those available in the market and of other securities the firm is considering for purchase. The Advisor's strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the Fund's portfolio turnover rate will vary from year to year depending on market conditions.

The Fund may also invest in credit default swap agreements, which may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products. These derivatives may be used to enhance
Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the Fund invests in may provide investment grade fixed income exposure.

Risk, Heading	rr_RiskHeading	Main Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance
Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular geographic regions or particular industries. If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Bond Risks: The Fund's investments are subject to the risks inherent in individual bond selections. Yields and principal values of debt securities
(bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond. Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

Maturity Risks: The Fund will invest in bonds of varying maturities. Generally, the longer a bond's maturity, the greater the risk. Conversely, the shorter a bond's maturity, the lower the risk.

Credit Risks: Credit risk is the risk that an issuer will default on a security by failing to pay interest or principal when due.

Credit Ratings Risks: Ratings by nationally recognized ratings agencies generally represent the agencies' opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks: The Fund's income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks: Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Portfolio Turnover Risks: When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund's return.

Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Valuation Risks: The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the
Fund's Board of Trustees. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Credit Default Swap Risks: Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

Leverage Risks Associated with Financial Instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is a risk that you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year. The table shows how the Fund's average annual returns for 1,
5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

The Frontegra Columbus Core Fund was reorganized into the Fund after the close of business on April 21, 2011. Based on an analysis of the attributes of the funds, the historical performance and financial history of the Frontegra
Columbus Core Fund was adopted by the Fund. Therefore, performance information for periods prior to the close of business on April 21, 2011 is that of the
Frontegra Columbus Core Fund. There is no performance information quoted for
Class Y shares of the Fund as Class Y shares were not offered for sale to the public prior to the close of business on April 21, 2011.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-996-2862
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.scoutfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return for Institutional Class Shares as of December 31 of Each Year
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the periods shown in the bar chart above the Fund's highest quarterly return was 20.71% (quarter ended June 30, 2009) and the Fund's lowest quarterly return was -3.90% (quarter ended September 30, 2008).

Year-to-date return (through September 30, 2011): 5.37%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
SCOUT CORE BOND FUND (Prospectus Summary) | SCOUT CORE BOND FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-21
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return (through September 30, 2011):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.90%)
SCOUT CORE BOND FUND (Prospectus Summary) | SCOUT CORE BOND FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-21
SCOUT CORE BOND FUND | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2001
SCOUT CORE BOND FUND | Barclays Capital 1-5 Year Govt./Credit Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital 1-5 Year Govt./Credit Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2001
SCOUT CORE BOND FUND | Lipper Intermediate Investment Grade Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Intermediate Investment Grade Funds Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2001
SCOUT CORE BOND FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Less Advisor's Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2],[3]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.40%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	169
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	322
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	767
Annual Return 2002	rr_AnnualReturn2002	6.81%
Annual Return 2003	rr_AnnualReturn2003	5.10%
Annual Return 2004	rr_AnnualReturn2004	4.56%
Annual Return 2005	rr_AnnualReturn2005	2.49%
Annual Return 2006	rr_AnnualReturn2006	4.57%
Annual Return 2007	rr_AnnualReturn2007	7.76%
Annual Return 2008	rr_AnnualReturn2008	(6.45%)
Annual Return 2009	rr_AnnualReturn2009	28.36%
Annual Return 2010	rr_AnnualReturn2010	7.48%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2001
SCOUT CORE BOND FUND | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2001
SCOUT CORE BOND FUND | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2001
SCOUT CORE BOND FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[4]
Less Advisor's Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,247

[1]	In connection with the reorganization of the Frontegra Columbus Core Fund into the Fund, the Fund changed its primary benchmark to the Barclays Capital U.S.Aggregate Bond Index from the Barclays Capital 1-5 Year Govt./Credit Index. The Barclays Capital U.S. Aggregate Bond Index, which has been the long-standing benchmark index for the Fund's total return investment strategy, represents the securities of the U.S. dollar-denominated investment grade bond market, and is widely used as a reference benchmark for bond market performance. The Fund'sold benchmark index, the Barclays Capital 1-5 Year Govt./Credit Index, was an appropriate benchmark for a fund that seeks income from investing in high-quality, short-term fixed income securities, which was the Fund's priorinvestment strategy.
[2]	"Less Advisor's Fee Waiver and/or Expense Assumption" and "Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)" for Institutional Class shares have been restated to reflect the anticipated changes in such figures in light of the Fund's current expense limitation agreement.
[3]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to waive advisory fees and/or assume certain fund expenses through April 21, 2013 in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) before taking into account any Rule 12b-1 fees, shareholder servicing fees or acquired fund fees and expenses to no more than 0.40%. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This expense limitation agreement may not be terminated prior to April 21, 2013 unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.
[4]	"Other Expenses" for Class Y shares include a shareholder servicing fee of 0.15%. "Other Expenses" for Class Y shares have been restated to reflect the anticipated changes in such expenses in light of the Fund's current fee and expense structure.

SCOUT CORE PLUS BOND FUND (Prospectus Summary) | SCOUT CORE PLUS BOND FUND
SCOUT CORE PLUS BOND FUND SUMMARY
Investment Objective
The Fund's investment objective is a high level of total return consistent with the preservation of capital.

Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SCOUT CORE PLUS BOND FUND (USD $)	Institutional Class	Class Y
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Annual Fund Operating Expenses SCOUT CORE PLUS BOND FUND		Institutional Class	Class Y
Management Fees		0.40%	0.40%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.10%	0.25%	[1]
Total Annual Fund Operating Expenses		0.50%	0.90%
Less Advisor's Fee Waiver and/or Expense Assumption	[2][3]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	[2]	0.40%	0.80%
[1]	"Other Expenses" for Class Y shares include a shareholder servicing fee of 0.15%.
[2]	"Less Advisor's Fee Waiver and/or Expense Assumption" and "Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)" for Institutional Class and Class Y shares have been restated to reflect the anticipated changes in such figures in light of the Fund's current expense limitation agreement.
[3]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to waive advisory fees and/or assume certain fund expenses through April 21, 2013 in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) before taking into account any Rule 12b-1 fees, shareholder servicing fees or acquired fund fees and expenses to no more than 0.40%. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This expense limitation agreement may not be terminated prior to April 21, 2013 unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Please note that only the first two years in the example reflect the effect of the Advisor's contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example SCOUT CORE PLUS BOND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	41	146	265	616
Class Y	82	273	486	1,101

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 623% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in bonds of varying maturities, including mortgage- and asset-backed securities. The Fund invests primarily in investment grade bonds, but may also invest up to 25% of its assets in non-investment grade fixed income securities, also known as high yield securities or "junk" bonds. Investment grade bonds include bonds rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by S&P. Securities will generally be

U.S. dollar denominated although they may be securities of foreign issuers. The

Fund may also invest in securities denominated in foreign currencies. The Fund's investments in the securities of foreign issuers may include investments in developing countries or emerging markets.

The Advisor attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market. The

Advisor first establishes the portfolio's duration, or interest rate sensitivity. The Advisor determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less the Advisor's estimate of inflation) to historical real interest rates. If the current real rate is higher than historical norms, the market is considered undervalued and the Advisor will manage the portfolio with duration greater than the market duration. In general, securities with longer maturities are more sensitive to interest rate changes. If the current real rate is less than historical norms, the market is considered overvalued and the

Advisor will run a defensive portfolio by managing the portfolio with duration less than the market duration. The Advisor normally structures the Fund so that the overall portfolio has a duration of between two and seven years based on market conditions.

The Advisor then considers sector exposures. Sector exposure decisions are made on both a top-down and bottom-up basis. A bottom-up issue selection process is the major determinant of sector exposure, as the availability of attractive securities in each sector determines their underweighting or overweighting in the Fund subject to sector exposure constraints. However, for the more generic holdings in the Fund, such as agency notes and pass-through mortgage backed securities, top-down considerations will drive the sector allocation process on the basis of overall measurements of sector value such as yield spreads or price levels.

Once the Advisor has determined an overall market strategy, the Advisor selects the most attractive bonds for the Fund. The portfolio managers screen hundreds of bonds to determine how each will perform in various interest rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assemble the Fund's portfolio from the best available values. The Advisor constantly monitors the expected returns of the securities in the Fund versus those available in the market and of other securities the firm is considering for purchase. The Advisor's strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the Fund's portfolio turnover rate will vary from year to year depending on market conditions.

The Fund may also invest in credit default swap agreements, which may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products. These derivatives may be used to enhance

Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the Fund invests in may provide exposure to the entire investment grade and high yield fixed income market,

which can include underlying issuers rated as low as CCC by S&P.

Main Risks
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance

Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular geographic regions or particular industries. If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility,

reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Bond Risks: The Fund's investments are subject to the risks inherent in individual bond selections. Yields and principal values of debt securities

(bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond. Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

Maturity Risks: The Fund will invest in bonds of varying maturities. Generally,

the longer a bond's maturity, the greater the risk. Conversely, the shorter a bond's maturity, the lower the risk.

Credit Risks: Credit risk is the risk that an issuer will default on a security by failing to pay interest or principal when due.

Credit Ratings Risks: Ratings by nationally recognized ratings agencies generally represent the agencies' opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks: The Fund's income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks: Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

International Investing Risks: International investing poses additional risks.

If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the

United States, sometimes making it harder to sell a security. In addition,

foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore,

information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the

Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Portfolio Turnover Risks: When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund's return.

Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Valuation Risks: The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the

Fund's Board of Trustees. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Credit Default Swap Risks: Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

Leverage Risks Associated with Financial Instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

High Yield Security Risks: High yield securities involve greater risk than investment grade securities, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt securities and, as a result, are generally more sensitive to credit risk than securities in the higher-rated categories. Periods of economic uncertainty generally result in increased volatility in the market prices of these securities.

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year. The table shows how the Fund's average annual returns for 1,

5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

The Frontegra Columbus Core Plus Fund was reorganized into the Fund after the close of business on April 21, 2011. Prior to that date, the Fund had no investment operations. Therefore, the historical returns shown below for periods prior to the close of business on April 21, 2011 are those of the Frontegra

Columbus Core Plus Fund. After-tax returns for Class Y shares will vary from the

Institutional Class shares' after-tax returns shown.

Annual Total Return for Institutional Class Shares as of December 31 of Each Year

During the periods shown in the bar chart above the Fund's highest quarterly return was 25.80% (quarter ended June 30, 2009) and the Fund's lowest quarterly return was -5.13% (quarter ended September 30, 2008).

Year-to-date return (through September 30, 2011): 4.49%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns SCOUT CORE PLUS BOND FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	10.06%	9.20%	7.58%
Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	6.80%	6.11%	4.96%
Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	6.50%	6.02%	4.91%
Class Y	Class Y Return Before Taxes	9.59%			8.63%	Nov 12, 2009
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%	5.30%	Nov 12, 2009
Lipper Intermediate Investment Grade Funds Index	Lipper Intermediate Investment Grade Funds Index (reflects no deduction for fees, expenses or taxes)	8.62%	5.44%	5.55%	7.89%	Nov 12, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)

plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
SCOUT CORE PLUS BOND FUND (Prospectus Summary) | SCOUT CORE PLUS BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SCOUT CORE PLUS BOND FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is a high level of total return consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses deducted from Fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 623% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	623.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Please note that only the first two years in the example reflect the effect of the Advisor's contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its assets in bonds of varying maturities, including mortgage- and asset-backed securities. The Fund invests primarily in investment grade bonds, but may also invest up to 25% of its assets in non-investment grade fixed income securities, also known as high yield securities or "junk" bonds. Investment grade bonds include bonds rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by S&P. Securities will generally be
U.S. dollar denominated although they may be securities of foreign issuers. The
Fund may also invest in securities denominated in foreign currencies. The Fund's investments in the securities of foreign issuers may include investments in developing countries or emerging markets.

The Advisor attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market. The
Advisor first establishes the portfolio's duration, or interest rate sensitivity. The Advisor determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less the Advisor's estimate of inflation) to historical real interest rates. If the current real rate is higher than historical norms, the market is considered undervalued and the Advisor will manage the portfolio with duration greater than the market duration. In general, securities with longer maturities are more sensitive to interest rate changes. If the current real rate is less than historical norms, the market is considered overvalued and the
Advisor will run a defensive portfolio by managing the portfolio with duration less than the market duration. The Advisor normally structures the Fund so that the overall portfolio has a duration of between two and seven years based on market conditions.

The Advisor then considers sector exposures. Sector exposure decisions are made on both a top-down and bottom-up basis. A bottom-up issue selection process is the major determinant of sector exposure, as the availability of attractive securities in each sector determines their underweighting or overweighting in the Fund subject to sector exposure constraints. However, for the more generic holdings in the Fund, such as agency notes and pass-through mortgage backed securities, top-down considerations will drive the sector allocation process on the basis of overall measurements of sector value such as yield spreads or price levels.

Once the Advisor has determined an overall market strategy, the Advisor selects the most attractive bonds for the Fund. The portfolio managers screen hundreds of bonds to determine how each will perform in various interest rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assemble the Fund's portfolio from the best available values. The Advisor constantly monitors the expected returns of the securities in the Fund versus those available in the market and of other securities the firm is considering for purchase. The Advisor's strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the Fund's portfolio turnover rate will vary from year to year depending on market conditions.

The Fund may also invest in credit default swap agreements, which may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products. These derivatives may be used to enhance
Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the Fund invests in may provide exposure to the entire investment grade and high yield fixed income market, which can include underlying issuers rated as low as CCC by S&P.

Risk, Heading	rr_RiskHeading	Main Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance
Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular geographic regions or particular industries. If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Bond Risks: The Fund's investments are subject to the risks inherent in individual bond selections. Yields and principal values of debt securities
(bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond. Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

Maturity Risks: The Fund will invest in bonds of varying maturities. Generally, the longer a bond's maturity, the greater the risk. Conversely, the shorter a bond's maturity, the lower the risk.

Credit Risks: Credit risk is the risk that an issuer will default on a security by failing to pay interest or principal when due.

Credit Ratings Risks: Ratings by nationally recognized ratings agencies generally represent the agencies' opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks: The Fund's income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks: Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

International Investing Risks: International investing poses additional risks.
If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the
United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the
Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Portfolio Turnover Risks: When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund's return.

Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Valuation Risks: The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the
Fund's Board of Trustees. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Credit Default Swap Risks: Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

Leverage Risks Associated with Financial Instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

High Yield Security Risks: High yield securities involve greater risk than investment grade securities, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt securities and, as a result, are generally more sensitive to credit risk than securities in the higher-rated categories. Periods of economic uncertainty generally result in increased volatility in the market prices of these securities.

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is a risk that you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year. The table shows how the Fund's average annual returns for 1,
5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

The Frontegra Columbus Core Plus Fund was reorganized into the Fund after the close of business on April 21, 2011. Prior to that date, the Fund had no investment operations. Therefore, the historical returns shown below for periods prior to the close of business on April 21, 2011 are those of the Frontegra
Columbus Core Plus Fund. After-tax returns for Class Y shares will vary from the
Institutional Class shares' after-tax returns shown.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-996-2862
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.scoutfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return for Institutional Class Shares as of December 31 of Each Year
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the periods shown in the bar chart above the Fund's highest quarterly return was 25.80% (quarter ended June 30, 2009) and the Fund's lowest quarterly return was -5.13% (quarter ended September 30, 2008).

Year-to-date return (through September 30, 2011): 4.49%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
SCOUT CORE PLUS BOND FUND (Prospectus Summary) | SCOUT CORE PLUS BOND FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-21
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return (through September 30, 2011):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.13%)
SCOUT CORE PLUS BOND FUND (Prospectus Summary) | SCOUT CORE PLUS BOND FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-21
SCOUT CORE PLUS BOND FUND | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 12, 2009
SCOUT CORE PLUS BOND FUND | Lipper Intermediate Investment Grade Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Intermediate Investment Grade Funds Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 12, 2009
SCOUT CORE PLUS BOND FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Less Advisor's Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[2]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.40%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	146
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	265
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	616
Annual Return 2001	rr_AnnualReturn2001	7.40%
Annual Return 2002	rr_AnnualReturn2002	5.72%
Annual Return 2003	rr_AnnualReturn2003	9.22%
Annual Return 2004	rr_AnnualReturn2004	5.04%
Annual Return 2005	rr_AnnualReturn2005	2.65%
Annual Return 2006	rr_AnnualReturn2006	6.50%
Annual Return 2007	rr_AnnualReturn2007	7.86%
Annual Return 2008	rr_AnnualReturn2008	(9.15%)
Annual Return 2009	rr_AnnualReturn2009	35.19%
Annual Return 2010	rr_AnnualReturn2010	10.06%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.58%
SCOUT CORE PLUS BOND FUND | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.96%
SCOUT CORE PLUS BOND FUND | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.91%
SCOUT CORE PLUS BOND FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Less Advisor's Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[2]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.80%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	486
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,101
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 12, 2009

[1]	"Less Advisor's Fee Waiver and/or Expense Assumption" and "Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)" for Institutional Class and Class Y shares have been restated to reflect the anticipated changes in such figures in light of the Fund's current expense limitation agreement.
[2]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to waive advisory fees and/or assume certain fund expenses through April 21, 2013 in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) before taking into account any Rule 12b-1 fees, shareholder servicing fees or acquired fund fees and expenses to no more than 0.40%. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This expense limitation agreement may not be terminated prior to April 21, 2013 unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.
[3]	"Other Expenses" for Class Y shares include a shareholder servicing fee of 0.15%.

SCOUT UNCONSTRAINED BOND FUND (Prospectus Summary) | SCOUT UNCONSTRAINED BOND FUND
SCOUT UNCONSTRAINED BOND FUND SUMMARY
Investment Objective
The Fund's investment objective is to maximize total return consistent with the preservation of capital.

Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SCOUT UNCONSTRAINED BOND FUND
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Annual Fund Operating Expenses		SCOUT UNCONSTRAINED BOND FUND
Management Fees		0.60%
Distribution (12b-1) Fees		none
Other Expenses	[1]	1.45%
Total Annual Fund Operating Expenses		2.05%
Less Advisor's Fee Waiver and/or Expense Assumption	[2]	(1.06%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)		0.99%
[1]	"Other Expenses" are based on the estimated amounts for the initial fiscal year and include short sale dividend and interest expenses, which are estimated to be less than 0.01% of the average net assets of the Fund.
[2]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2012 in order to limit the Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, short sale dividend and interest expenses, and non-routine expenses) to no more than 0.99%. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three fiscal years. This expense limitation agreement may not be terminated prior to October 31, 2012 unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.

The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor's contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
SCOUT UNCONSTRAINED BOND FUND	101	540

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's annual turnover rate may exceed 100% and may vary greatly from year to year. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when

Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance.

Principal Investment Strategies
The Fund pursues its objective by investing at least 80% of its assets in fixed income obligations of varying maturities, including bonds of varying maturity,

mortgage- and asset-backed securities, and derivatives such as options, futures contracts, currency forwards or swap agreements that provide exposure to fixed income obligations. The fixed income obligations in which the Fund may invest include bonds, debt securities and other similar instruments issued by various

U.S. and non-U.S. public- or private-sector entities. The Fund may invest in both investment-grade securities and non-investment grade securities, also known as high yield securities or "junk" bonds. The Fund may invest without limitation in non-investment grade securities. Investment grade securities include securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by Standard &

Poor's ("S&P"). The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers.

The Advisor attempts to maximize total return by pursuing relative value opportunities throughout all sectors of the fixed income market. The portfolio managers screen hundreds of bonds to determine how each will perform in various interest rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assemble the Fund's portfolio from the best available values.

The Advisor constantly monitors the expected returns of the securities in the

Fund versus those available in the market and of other securities the firm is considering for purchase. The Advisor's strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the

Fund's portfolio turnover rate will vary from year to year depending on market conditions.

The Fund may invest without limitation in derivative instruments, such as options, futures contracts, currency forwards or swap agreements subject to applicable law and any other restrictions described in the Fund's Prospectus or

Statement of Additional Information ("SAI"). These derivatives may be used to enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The Fund may purchase or sell securities on a when-issued,

delayed delivery or forward commitment basis and may engage in short sales. The

Fund may without limitation seek to obtain market exposure to the securities in which it primarily invests by entering into buybacks or dollar rolls.

The Fund may invest a substantial portion of its assets (more than 25%) in securities and instruments that are economically tied to one or more foreign countries if economic and business conditions warrant such investment. The Fund will invest no more than 50% of its net assets in investments in developing countries or emerging markets.

Main Risks
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance

Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular geographic regions or particular industries. If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility,

reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Bond Risks: The Fund's investments are subject to the risks inherent in individual bond selections. Yields and principal values of debt securities

(bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond. Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

Maturity Risks: The Fund will invest in bonds of varying maturities. Generally,

the longer a bond's maturity, the greater the risk. Conversely, the shorter a bond's maturity, the lower the risk.

Credit Risks: Credit risk is the risk that an issuer will default on a security by failing to pay interest or principal when due.

High Yield Security Risks: High yield securities involve greater risk than investment grade securities, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt securities and, as a result, are generally more sensitive to credit risk than securities in the higher-rated categories. Periods of economic uncertainty generally result in increased volatility in the market prices of these securities.

Credit Ratings Risks: Ratings by nationally recognized ratings agencies generally represent the agencies' opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks: The Fund's income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks: Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

International Investing Risks: International investing poses additional risks.

If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the

United States, sometimes making it harder to sell a security. In addition,

foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore,

information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the

Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Portfolio Turnover Risks: When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund's return.

Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Valuation Risks: The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the

Fund's Board of Trustees. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Derivative Risks: Derivatives, such as options, futures contracts, currency forwards or swap agreements, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks, interest rate risks, credit risks and management risks. Derivatives also involve an increased risk of mispricing or improper valuation and may result in a loss of value to the Fund. The derivatives market may be subject to additional regulations in the future.

Leverage Risks Associated with Financial Instruments: The use of financial instruments to increase potential returns, including the use of buybacks; dollar rolls; when-issued, delayed delivery or forward commitment transactions; and

derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Short Sale Risks: There is risk involved in entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance
There is no performance information presented for the Fund because the Fund recently commenced investment operations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
SCOUT UNCONSTRAINED BOND FUND (Prospectus Summary) | SCOUT UNCONSTRAINED BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SCOUT UNCONSTRAINED BOND FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is to maximize total return consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses deducted from Fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's annual turnover rate may exceed 100% and may vary greatly from year to year. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on the estimated amounts for the initial fiscal year and include short sale dividend and interest expenses, which are estimated to be less than 0.01% of the average net assets of the Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor's contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing at least 80% of its assets in fixed income obligations of varying maturities, including bonds of varying maturity, mortgage- and asset-backed securities, and derivatives such as options, futures contracts, currency forwards or swap agreements that provide exposure to fixed income obligations. The fixed income obligations in which the Fund may invest include bonds, debt securities and other similar instruments issued by various
U.S. and non-U.S. public- or private-sector entities. The Fund may invest in both investment-grade securities and non-investment grade securities, also known as high yield securities or "junk" bonds. The Fund may invest without limitation in non-investment grade securities. Investment grade securities include securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by Standard &
Poor's ("S&P"). The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers.

The Advisor attempts to maximize total return by pursuing relative value opportunities throughout all sectors of the fixed income market. The portfolio managers screen hundreds of bonds to determine how each will perform in various interest rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assemble the Fund's portfolio from the best available values.
The Advisor constantly monitors the expected returns of the securities in the
Fund versus those available in the market and of other securities the firm is considering for purchase. The Advisor's strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the
Fund's portfolio turnover rate will vary from year to year depending on market conditions.

The Fund may invest without limitation in derivative instruments, such as options, futures contracts, currency forwards or swap agreements subject to applicable law and any other restrictions described in the Fund's Prospectus or
Statement of Additional Information ("SAI"). These derivatives may be used to enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The
Fund may without limitation seek to obtain market exposure to the securities in which it primarily invests by entering into buybacks or dollar rolls.

The Fund may invest a substantial portion of its assets (more than 25%) in securities and instruments that are economically tied to one or more foreign countries if economic and business conditions warrant such investment. The Fund will invest no more than 50% of its net assets in investments in developing countries or emerging markets.

Risk, Heading	rr_RiskHeading	Main Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance
Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular geographic regions or particular industries. If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Bond Risks: The Fund's investments are subject to the risks inherent in individual bond selections. Yields and principal values of debt securities
(bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond. Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

Maturity Risks: The Fund will invest in bonds of varying maturities. Generally, the longer a bond's maturity, the greater the risk. Conversely, the shorter a bond's maturity, the lower the risk.

Credit Risks: Credit risk is the risk that an issuer will default on a security by failing to pay interest or principal when due.

High Yield Security Risks: High yield securities involve greater risk than investment grade securities, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt securities and, as a result, are generally more sensitive to credit risk than securities in the higher-rated categories. Periods of economic uncertainty generally result in increased volatility in the market prices of these securities.

Credit Ratings Risks: Ratings by nationally recognized ratings agencies generally represent the agencies' opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks: The Fund's income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks: Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

International Investing Risks: International investing poses additional risks.
If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the
United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the
Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Portfolio Turnover Risks: When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund's return.

Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Valuation Risks: The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the
Fund's Board of Trustees. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Derivative Risks: Derivatives, such as options, futures contracts, currency forwards or swap agreements, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks, interest rate risks, credit risks and management risks. Derivatives also involve an increased risk of mispricing or improper valuation and may result in a loss of value to the Fund. The derivatives market may be subject to additional regulations in the future.

Leverage Risks Associated with Financial Instruments: The use of financial instruments to increase potential returns, including the use of buybacks; dollar rolls; when-issued, delayed delivery or forward commitment transactions; and
derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Short Sale Risks: There is risk involved in entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is a risk that you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
There is no performance information presented for the Fund because the Fund recently commenced investment operations.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund recently commenced investment operations.
SCOUT UNCONSTRAINED BOND FUND (Prospectus Summary) | SCOUT UNCONSTRAINED BOND FUND | SCOUT UNCONSTRAINED BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
SCOUT UNCONSTRAINED BOND FUND | SCOUT UNCONSTRAINED BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Less Advisor's Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[2]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	540

[1]	"Other Expenses" are based on the estimated amounts for the initial fiscal year and include short sale dividend and interest expenses, which are estimated to be less than 0.01% of the average net assets of the Fund.
[2]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2012 in order to limit the Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, short sale dividend and interest expenses, and non-routine expenses) to no more than 0.99%. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three fiscal years. This expense limitation agreement may not be terminated prior to October 31, 2012 unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.